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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       September 30, 2009

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):   [ ]  is a restatement.
                                             [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  One Bryant Park
                  New York, NY 10036

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:



/s/ Hal Goldstein                    New York, New York        November 12, 2009
----------------------------       ----------------------      -----------------
      [Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                                       0
                                                             -------------

Form 13F Information Table Entry Total:                                 20
                                                             -------------

Form 13F Information Table Value Total:                         $1,419,758
                                                             -------------
                                                               (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                      MHR Fund Management LLC
                                                     Form 13F Information Table
                                                  Quarter ended September 30, 2009


                                                                                             Investment Discretion  Voting Authority

                                                         Fair Market     Shares/
                                   Title of      Cusip      Value         PRN     SH/ Put/           Shared  Shared
Issuer                               Class       Number   (x 1000S)      Amount   PRN Call   Sole    Defined Other  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
China Cablecom Holdings, Ltd.
WTS $5 4/10/10                      WTS         G21176113   $21           250,000 SH          250,000              250,000
------------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.          Common      268158102   $810          445,000 SH          445,000              445,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.           Common New  452439201   $567          667,544 SH          667,544              667,544
------------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.          Common New  45031X204   $1,372        307,594 SH          307,594              307,594
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.       Common      471894105   $2,362      1,211,111 SH        1,211,111            1,211,111
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.           Common      492914106   $144,998   16,666,419 SH       16,666,419           16,666,419
------------------------------------------------------------------------------------------------------------------------------------
L-1 Identity Solutions              Common      50212A106   $33,965     4,859,112 SH        4,859,112            4,859,112
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.    Common New  521863308   $303,765   15,537,869 SH       15,537,869           15,537,869
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp       Common New  535919203   $142,698   23,165,278 SH       23,165,278           23,165,278
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                Common      543881106   $223,405    8,129,719 SH        8,129,719            8,129,719
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                 Common      552541104   $16,747       827,400 SH          827,400              827,400
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.         Common      58461X107   $3,972      1,986,133 SH        1,986,133            1,986,133
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.       Common      591708102   $119,996   12,820,109 SH       12,820,109           12,820,109
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                 Common      66986X106   $248          952,380 SH          952,380              952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises,
Inc.                                Class A     Y6476R105   $4,468      1,358,100 SH        1,358,100            1,358,100
------------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.         Common      709754105   $447          213,793 SH          213,793              213,793
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.           Common      74153Q102   $390,606   12,832,000 SH       12,832,000           12,832,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                 Common      752182105   $1,470        462,196 SH          462,196              462,196
------------------------------------------------------------------------------------------------------------------------------------
Seahawk Drilling, Inc.              Common      81201R107   $26,596       855,465 SH          855,465              855,465
------------------------------------------------------------------------------------------------------------------------------------
                                    Sponsored
TIM Participacoes SA - ADR          ADR Pfd     88706P106   $1,245         50,600 SH           50,600               50,600
------------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                           $1,419,758
